Financial liabilities - Summary of Conditional Advances and Interest-Free Loans from Government and Public Authorities (Details) - Conditional advances and loans from Government and Public Authorities
€ in Thousands
6 Months Ended
Jun. 30, 2022 EUR (€)
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 29,433
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	26
Accumulated fixed interest expense accrual	842
Accumulated variable interest expense accrual	1,657
Repayment	(2,875)
Liabilities arising from financing activities at end of period	29,084
Bpifrance advance
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	2,266
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	9
Accumulated fixed interest expense accrual	16
Accumulated variable interest expense accrual	0
Repayment	0
Liabilities arising from financing activities at end of period	2,291
Interest-free Bpifrance loan
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	493
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	5
Accumulated fixed interest expense accrual	0
Accumulated variable interest expense accrual	0
Repayment	(250)
Liabilities arising from financing activities at end of period	248
Curadigm Bpifrance advance
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	300
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	8
Accumulated fixed interest expense accrual	0
Accumulated variable interest expense accrual	0
Repayment	0
Liabilities arising from financing activities at end of period	308
EIB loan
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	26,374
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	4
Accumulated fixed interest expense accrual	826
Accumulated variable interest expense accrual	1,657
Repayment	(2,625)
Liabilities arising from financing activities at end of period	€ 26,236